UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23102

Nuveen Municipal 2021 Target Term Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NHA
Nuveen Municipal 2021 Target Term Fund
Portfolio of Investments    February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.1%
	MUNICIPAL BONDS – 98.1%
	Alabama – 0.5%
$ 375	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 4.000%, 8/01/20	No Opt. Call	N/R	$ 377,100
	Alaska – 2.9%
1,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A-	1,055,510
1,325	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A-	1,398,551
2,325	Total Alaska			2,454,061
	Arizona – 1.9%
325	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/21	No Opt. Call	A-	340,333
1,215	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R, 2.875%, 7/01/21	No Opt. Call	Baa3	1,218,645
10	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.250%, 12/01/19	No Opt. Call	BBB+	10,239
1,550	Total Arizona			1,569,217
	Arkansas – 0.0%
15	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical Center, Refunding Series 2015B, 5.000%, 2/01/21	No Opt. Call	A3	15,824
	California – 9.0%
955	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/21	No Opt. Call	Ba3	977,500
115	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21	2/19 at 100.00	N/R	115,046
85	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016, 4.000%, 2/01/21	No Opt. Call	A+	89,081
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
550	5.000%, 8/01/20, 144A	No Opt. Call	BBB	571,807
500	5.000%, 8/01/21, 144A	No Opt. Call	BBB	532,320
730	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Refunding Series 2015, 5.000%, 10/01/20	No Opt. Call	BBB+	761,478

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-01, Improvement Area No. 1, University District, Series 2016A:
$ 260	2.000%, 9/01/20	No Opt. Call	N/R	$259,202
265	2.125%, 9/01/21	No Opt. Call	N/R	263,312
235	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A, 3.000%, 9/02/20	No Opt. Call	N/R	237,472
200	Cucamonga School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 97-1, Series 2016, 3.000%, 9/01/21	No Opt. Call	N/R	204,152
305	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/21 – BAM Insured (AMT)	No Opt. Call	AA	325,627
770	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A. Turbo Current Interest, 4.625%, 6/01/21	5/19 at 100.00	N/R	769,761
50	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 4.000%, 9/01/21	No Opt. Call	N/R	52,269
995	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 3.250%, 9/01/21	No Opt. Call	N/R	1,008,582
10	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Refunding Series 2014A, 5.000%, 8/15/20	No Opt. Call	AA	10,508
1,335	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diable Grande Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/21	No Opt. Call	N/R	981,679
420	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Refunding Series 2015, 2.000%, 9/01/21	No Opt. Call	BBB+	419,509
7,780	Total California			7,579,305
	Colorado – 0.5%
230	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	BBB+	217,421
219	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 3.250%, 12/01/20	No Opt. Call	N/R	219,808
449	Total Colorado			437,229
	Connecticut – 0.4%
180	Stafford, Connecticut, General Obligation Bonds, Series 2018, 5.000%, 8/01/21 – BAM Insured	No Opt. Call	A1	194,099
125	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/21	No Opt. Call	A	134,135
305	Total Connecticut			328,234
	Florida – 9.7%
150	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 2.250%, 11/01/20	No Opt. Call	BBB	150,097
275	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 3.625%, 11/01/20	No Opt. Call	N/R	275,407
110	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 3.500%, 5/01/21	No Opt. Call	N/R	109,858

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (AMT)	3/19 at 100.00	Caa1	$2,000,500
73	Champion's Reserve Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 3.625%, 11/01/20	No Opt. Call	N/R	73,307
200	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 3.700%, 11/01/20	No Opt. Call	N/R	200,836
425	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 3.750%, 5/01/20	No Opt. Call	N/R	427,788
1,035	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 3.500%, 5/01/21	No Opt. Call	N/R	1,038,064
335	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment Bonds. Refunding Series 2016, 2.000%, 5/01/21	No Opt. Call	A-	330,712
350	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 3.500%, 5/01/20	No Opt. Call	N/R	350,567
15	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/20	No Opt. Call	BBB+	15,724
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C:
30	4.000%, 5/15/19	No Opt. Call	BBB	30,078
70	5.000%, 5/15/21	No Opt. Call	BBB	73,096
505	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2016, 2.250%, 5/01/21	No Opt. Call	A	506,636
405	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 3.500%, 5/01/21	No Opt. Call	BBB-	406,575
425	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 4.000%, 5/01/20	No Opt. Call	N/R	428,825
205	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 3.625%, 11/01/20	No Opt. Call	N/R	205,353
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
60	4.100%, 5/01/19	No Opt. Call	N/R	59,935
65	4.300%, 5/01/20	No Opt. Call	N/R	64,535
70	4.600%, 5/01/21	No Opt. Call	N/R	69,108
205	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 3.750%, 11/01/20	No Opt. Call	N/R	205,621
285	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 4.000%, 5/01/20	No Opt. Call	N/R	286,744
285	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 3.625%, 5/01/21	No Opt. Call	N/R	287,280
140	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 3.750%, 11/01/20	No Opt. Call	N/R	140,437
205	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 3.500%, 11/01/20	No Opt. Call	N/R	206,872

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 235	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 3.625%, 5/01/21	No Opt. Call	N/R	$ 234,194
8,158	Total Florida			8,178,149
	Georgia – 0.3%
275	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2016, 5.000%, 1/01/21 (ETM)	No Opt. Call	A- (4)	291,591
	Guam – 0.7%
580	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.000%, 12/01/20	No Opt. Call	B+	587,267
	Illinois – 12.6%
255	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – NPFG Insured	No Opt. Call	Baa2	248,383
75	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016, 1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	73,977
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
405	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (4)	414,951
1,565	5.000%, 12/01/19	No Opt. Call	B2	1,588,757
150	5.000%, 12/01/20	No Opt. Call	B2	154,453
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.250%, 12/01/20 – NPFG Insured	No Opt. Call	B+	1,042,190
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/20	No Opt. Call	Ba1	1,017,200
800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/21	No Opt. Call	Ba1	846,776
	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014:
45	5.000%, 1/01/20	No Opt. Call	BB+	45,774
10	5.000%, 1/01/21	No Opt. Call	BB+	10,341
50	Chicago, Illinois, O'Hare Airport Customer Facility Charge Senior Lien Revenue Bonds, Series 2013A, 5.000%, 1/01/20	No Opt. Call	BBB	51,270
630	Cook County School District 87, Berkeley, Illinois, General Obligation Bonds, Refunding School Series 2012A, 3.000%, 12/01/20	No Opt. Call	A1	642,676
300	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/20	No Opt. Call	A2	314,166
620	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/21	No Opt. Call	Aa2	658,775
1,000	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/21	No Opt. Call	A-	1,065,520
270	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 4.000%, 2/15/21	No Opt. Call	BBB-	278,011
315	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/20 – AMBAC Insured	No Opt. Call	BB+	301,902

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 85	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB-	$88,579
635	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB-	660,584
110	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/21	No Opt. Call	BBB-	114,830
105	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/21	No Opt. Call	BBB-	109,230
1,000	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013, 0.000%, 2/01/21	No Opt. Call	A+	955,260
10,425	Total Illinois			10,683,605
	Indiana – 2.7%
1,250	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power and Light Company Project, Refunding Series 2011A, 3.875%, 8/01/21	No Opt. Call	A-	1,304,600
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	1,019,490
2,250	Total Indiana			2,324,090
	Iowa – 0.4%
350	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	5/19 at 105.00	B-	367,790
	Louisiana – 0.0%
15	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/21	No Opt. Call	A3	15,944
	Maine – 0.3%
265	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 5.250%, 7/01/21	No Opt. Call	Ba3	278,913
	Massachusetts – 0.1%
50	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/20	No Opt. Call	BBB+	51,974
25	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Issue Series 2010G, 5.000%, 7/01/21	7/20 at 100.00	BBB+	26,000
75	Total Massachusetts			77,974
	Michigan – 1.4%
140	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21	No Opt. Call	BB+	126,038
500	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Development Area 1 Projects, Series 2018B, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	531,585
500	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997A, 5.375%, 5/01/21	3/19 at 100.00	B	501,305
1,140	Total Michigan			1,158,928

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.8%
	Red Wing, Minnesota Senior Housing Revenue Refunding Bonds, Deer Crest Project, Series 2012A:
$ 100	3.250%, 5/01/19	No Opt. Call	N/R	$100,141
105	3.250%, 11/01/19	No Opt. Call	N/R	105,626
105	3.750%, 5/01/20	No Opt. Call	N/R	106,403
105	3.750%, 11/01/20	No Opt. Call	N/R	106,996
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21	No Opt. Call	CC	47,295
250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 2.250%, 6/01/21	No Opt. Call	N/R	248,210
735	Total Minnesota			714,671
	Mississippi – 0.4%
305	Pearl River County School District, Mississippi, General Obligation Bonds, Series 2018, 4.000%, 8/01/21 – BAM Insured	No Opt. Call	AA	321,501
	Missouri – 2.1%
100	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.000%, 11/01/20	No Opt. Call	N/R	100,110
1,000	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/21	No Opt. Call	A1	1,076,660
550	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 4.000%, 8/15/20	No Opt. Call	N/R	556,946
1,650	Total Missouri			1,733,716
	Nevada – 1.6%
815	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 4.000%, 6/15/21	No Opt. Call	BBB+	850,836
535	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 2.750%, 6/15/21, 144A	No Opt. Call	N/R	529,152
1,350	Total Nevada			1,379,988
	New Hampshire – 1.0%
850	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B, 0.000%, 1/01/20 – RAAI Insured	No Opt. Call	B3	825,749
	New Jersey – 12.4%
275	Bordentown , New Jersey, General Obligation Bonds, Series 2018, 3.000%, 8/01/21	No Opt. Call	AA	283,877
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
200	4.000%, 6/15/21 (ETM)	No Opt. Call	N/R (4)	210,288
300	4.000%, 6/15/21	No Opt. Call	BBB+	310,743
1,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/21	No Opt. Call	BBB+	1,059,470
425	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 7/01/21 (AMT)	No Opt. Call	BBB-	450,623

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	BBB+	$1,058,560
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/21	3/21 at 100.00	BBB+	2,102,200
500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2012II, 5.000%, 3/01/21	No Opt. Call	BBB+	525,735
1,000	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Garden Spires Urban Renewal Project, Series 2018A, 2.020%, 8/01/21 (Mandatory Put 8/01/20)	8/20 at 100.00	AA+	1,003,630
540	New Jersey State, General Obligation Bonds, Refunding Series 2009O, 5.250%, 8/01/21	No Opt. Call	A-	582,147
1,000	New Jersey State, General Obligation Bonds, Refunding Series 2016T, 5.000%, 6/01/21	No Opt. Call	A-	1,067,550
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	BBB+	1,055,280
780	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.000%, 6/15/20	No Opt. Call	BBB+	808,712
10,020	Total New Jersey			10,518,815
	New York – 7.6%
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	5.000%, 5/01/19 (ETM)	No Opt. Call	N/R (4)	5,028
95	5.000%, 5/01/19	No Opt. Call	BBB-	95,455
200	Franklin County Solid Waste Management Authority, New York, Solid Waste Revenue Bonds, Series 2015A, 5.000%, 6/01/21 (AMT)	No Opt. Call	BBB	208,000
1,000	New York City, New York, General Obligation Bonds, Refunding Fiscal 2015 Series A, 5.000%, 8/01/21	No Opt. Call	AA	1,079,810
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
85	5.000%, 8/01/20 (AMT)	No Opt. Call	BB-	87,830
2,000	5.000%, 8/01/21 (AMT)	No Opt. Call	BB-	2,111,420
185	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2014, 5.000%, 5/15/21	No Opt. Call	N/R	194,294
1,500	Oyster Bay, Nassau County, New York, General Obligation Bonds, Refunding Public Improvement Series 2014B, 5.000%, 8/15/21 – BAM Insured	No Opt. Call	AA	1,613,355
1,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/21	No Opt. Call	BB+	1,041,010
6,070	Total New York			6,436,202
	North Carolina – 0.3%
225	Goldsboro, North Carolina, General Obligation Bonds, Street Improvement Series 2018, 5.000%, 8/01/21	No Opt. Call	AA	242,957
	Ohio – 3.2%
1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (5)	No Opt. Call	N/R	870,000

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (5)	No Opt. Call	N/R	$1,218,000
400	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/21	No Opt. Call	A3	422,800
205	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. - The University of Toledo Project, Series 2014A, 5.000%, 7/01/21	No Opt. Call	BBB-	214,463
3,005	Total Ohio			2,725,263
	Pennsylvania – 9.9%
910	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 3.125%, 3/15/21	No Opt. Call	BBB-	910,910
375	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/21	No Opt. Call	BBB	391,436
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory Put 9/01/20)	No Opt. Call	B	2,005,120
1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20	No Opt. Call	B1	1,055,240
1,250	Pennsylvania State, General Obligation Bonds, First Refunding Series 2011-1, 5.000%, 7/01/21	No Opt. Call	A+	1,342,225
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	2,134,200
500	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017, 5.000%, 9/01/21, 144A	No Opt. Call	BB+	527,555
8,035	Total Pennsylvania			8,366,686
	Rhode Island – 0.5%
400	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A, 5.000%, 4/01/21	No Opt. Call	BBB-	422,052
	South Carolina – 0.3%
230	South Carolina State, General Obligation State Institution Bonds, University of South Carolina, Refunding Series 2011A, 5.000%, 3/01/21	No Opt. Call	AA+	245,362
	Tennessee – 2.2%
400	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/21	No Opt. Call	AA	428,508
300	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A, 5.000%, 10/01/20	No Opt. Call	BBB	313,461
710	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A, 4.125%, 1/01/21 (AMT)	No Opt. Call	AA+	731,187
260	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	277,633

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 115	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/21	No Opt. Call	Baa2	$ 120,492
1,785	Total Tennessee			1,871,281
	Texas – 5.9%
135	Brazos County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 9/01/21	No Opt. Call	AA	145,554
130	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 3.400%, 9/01/20	No Opt. Call	N/R	129,458
	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014:
300	4.000%, 6/01/20	No Opt. Call	B3	295,500
215	5.000%, 6/01/21	No Opt. Call	B3	211,775
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	1,033,490
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	1,289,137
110	La Marque, Galveston County, Texas, Tax and Revenue Certificates of Obligation, Series 2018, 5.000%, 9/01/21	No Opt. Call	AA-	118,656
500	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Refunding Series 2016, 5.000%, 2/15/21	No Opt. Call	BB+	512,470
175	Polk County, Texas, General Obligation Bonds, Series 2017, 4.000%, 8/15/21	No Opt. Call	A+	184,314
1,000	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Refunding Series 2013, 5.000%, 11/01/20 – BAM Insured	No Opt. Call	Baa3	1,046,830
4,815	Total Texas			4,967,184
	Utah – 0.0%
20	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 5.750%, 7/15/20	No Opt. Call	BB	20,385
	Virgin Islands – 0.5%
420	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/21	No Opt. Call	CCC	402,150
	Virginia – 1.2%
1,000	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 3.125%, 7/01/20, 144A	7/19 at 100.00	N/R	996,120
	Washington – 1.0%
100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21, 144A	3/19 at 100.00	N/R	99,352
785	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016, 3.200%, 7/01/21, 144A	No Opt. Call	N/R	778,202
885	Total Washington			877,554

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.8%
$ 2,100	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Tax Increment District 7, Refunding Series 2012, 2.600%, 9/01/21	9/20 at 100.00	A1	$2,125,914
10	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (AMT)	No Opt. Call	N/R	10,040
1,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A	1,114,940
3,110	Total Wisconsin			3,250,894
$ 81,242	Total Long-Term Investments (cost $83,670,933)			83,043,751
	Other Assets Less Liabilities – 1.9%			1,620,673
	Net Assets – 100%			$ 84,664,424
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$83,043,751	$ —	$83,043,751

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2019.
Tax cost of investments	$83,302,219
Gross unrealized:
Appreciation	$ 854,437
Depreciation	(1,112,905)
Net unrealized appreciation (depreciation) of investments	$ (258,468)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Municipal 2021 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 29, 2019

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller (principal financial officer)

Date: April 29, 2019